Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Royalty payable – ONRR	$ 52,557	$ 27,896
Installment agreement – ONRR		19,681
Total other current liabilities	$ 52,557	$ 47,577	$ 45,059